Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of debt balances
The Company’s debt balances are detailed below:

(in thousands)	June 29, 2019	December 31, 2018
2018 Revolving Credit Facility (defined below)	$6,000	$6,000
2018 Term Loan Facility (defined below)	20,000	20,000
Equipment financing loan	5,000	5,000
Debt issuance costs	(533)	(612)
Total debt outstanding	$30,467	$30,388
Less: current portion of long-term debt	6,000	—
Long-term debt	$24,467	$30,388

The Company’s debt balances are detailed below:

	December 31,
(in thousands)	2017	2018
2016 Revolving Credit Facility (defined below)	$2,500	$—
2016 Term Loan Facility (defined below)	1,000	—
Missouri Note (defined below)	1,450	—
2018 Revolving Credit Facility (defined below)	—	6,000
2018 Term Loan Facility (defined below)	—	20,000
Equipment financing loan	—	5,000
Debt issuance costs	(35)	(612)
Total debt outstanding	$4,915	$30,388
Less: current portion of long-term debt	2,977	—
Long-term debt	$1,938	$30,388